Income Tax - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Deffered income tax recovery	$ (4,567)	$ (1,412)
Unused tax credits [member]
Income Taxes [Line Items]
Investment tax credits	427
Unused tax losses [member]
Income Taxes [Line Items]
Deffered income tax recovery	$ 506,213	$ 368,087